Fixed asset investments - Joint venture (Details)		12 Months Ended
	Aug. 12, 2020	Sep. 30, 2021
Arqit Limited
Disclosure of joint ventures [line items]
Percentage of ownership interest in subsidiary		100.00%
Arqit Inc.
Disclosure of joint ventures [line items]
Percentage of ownership interest in subsidiary		100.00%
Arqit LLC
Disclosure of joint ventures [line items]
Percentage of ownership interest in subsidiary		100.00%
Quantum Keep Limited
Disclosure of joint ventures [line items]
Ownership interest in joint venture	50.00%	50.00%